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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08885

Alight Series Trust

 (Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL       60069

 (Address of principal executive offices)     (Zip code)

Douglas S. Keith,  4 Overlook Point, Lincolnshire, IL 60069

 (Name and address of agent for service)

Registrant’s telephone number, including area code:  224-737-7000

Date of fiscal year end:  December 31, 2023

Date of reporting period:  January 1, 2023 to December 31, 2023

Item 1. Reports to Stockholders.

ALIGHT MONEY MARKET FUND

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Alight Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual			Hypothetical 5% Return
Beginning Account Value (07/01/23)	Ending Account Value (12/31/23)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/23)	Ending Account Value (12/31/23)	Expenses Paid During the Period (a)	Annualized Expense Ratio (b)
$1,000.00	$1,023.20	$4.21	$1,000.00	$1,021.05	$4.20	0.82%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days) to reflect the one-half period.

(b)	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

ALIGHT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investment in Treasury Money Market Master Portfolio (“Master Portfolio”), at fair value, (Note 1)	$854,661,120

Total assets	854,661,120

LIABILITIES
Payables:
Administration fees	932,742
Accrued Shareholder servicing fees	518,190
Registration fees	168,295
Income distribution	107,220
Printing fees	97,603
Accrued audit fees	49,100
Accrued Fund Accounting/TA fees	41,002
Legal fees	30,068
Accrued trustee fees	11,686
Other accrued expenses	35,379

Total liabilities	1,991,285

NET ASSETS	$852,669,835

Net assets consist of
Paid-in capital	$852,609,712
Accumulated earnings	60,123

NET ASSETS	$852,669,835

Shares outstanding	852,774,495

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENT OF OPERATIONS

Year Ended December 31, 2023

INVESTMENT INCOME ALLOCATED FROM THE MASTER PORTFOLIO
Interest	$44,753,141
Expenses	(897,838)
Fees waived	275,145

Net investment income allocated from the Master Portfolio	44,130,448

FUND EXPENSES (Note 4)
Administration	3,989,453
Shareholder service fees	2,216,362
Registration	174,866
Printing	116,868
Trustees	115,093
Legal Fees	73,449
Fund accounting and transfer agent fee	73,409
Audit Fees	36,704
Miscellaneous	1,460

Total fund expenses	6,797,664

Total net expenses	6,797,664

NET INVESTMENT INCOME	37,332,784

REALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain	7,859

Net realized gain on investments	7,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,340,643

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$37,332,784	$9,993,352
Net realized gain (loss)	7,859	(11,448)

Net increase in net assets resulting from operations	37,340,643	9,981,904

Distributions to shareholders(a)
Decrease in net assets resulting from distributions to shareholders	(37,269,072)	(10,191,439)

Capital share transactions (note 7)
Net increase (decrease) in net assets derived from capital share transactions	(87,322,767)	168,682,970

NET ASSETS
Total increase (decrease) in net assets	(87,251,196)	168,473,435
Beginning of year	939,921,031	771,447,596

End of year	$852,669,835	$939,921,031

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,
	2023	2022		2021		2020		2019
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Income from investment operations
Net investment income	0.04	0.01		0.00	(a)	0.00	(a)	0.02
Net realized gain	0.00 (a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net increase from investment operations	0.04	0.01		0.00		0.00		0.02

Distributions
From net investment income	(0.04)	(0.01)		(0.00	)(a)	(0.00	)(a)	(0.02)
From net realized gain	–	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Total distributions	(0.04)	(0.01)		(0.00)		(0.00)		(0.02)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return
Based on net asset value	4.31%	1.08%		0.03%		0.22%		1.59%

Ratios to Average Net Assets
Total expenses(b)(c)	0.84%	0.60%		0.04%		0.29%		0.65%

Total expenses before fees waived and/or reimbursed(c)	0.87%	0.87%		0.86%		0.86%		0.89%

Net investment income(b)(c)	4.21%	1.09%		0.03%		0.18%		1.56%

Net investment income (loss) prior to fees waived and/or reimbursed(c)	4.18%	0.82%		(0.80)%		(0.40)%		1.32%

Supplemental Data
Net assets, end of year (000)	$852,670	$939,921		$771,448		$795,035		$671,406

(a)	Rounds to less than $0.01 or ($0.01).
(b)

Ratios include waived fees, if any, in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% or the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.85% of the average daily net assets of the Fund (Note 4).

(c)	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Funds invests.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Alight Money Market Fund (the “Fund”) is a diversified series of Alight Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (3.55% of total Master Portfolio net assets as of December 31, 2023).

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses; daily allocations to the fund are based on its relative net assets. In addition, the Fund accrues its own expenses.

Dividends and Distributions to Shareholders: Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Indemnifications: Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

3.	Investment Valuation And Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Treasury Money Market Master Portfolio at fair value level 2 based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements And Other Transactions With Affiliates

Alight Solutions LLC (“Alight Solutions”) provides administrative services to the Fund. The Fund pays Alight Solutions a monthly fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets for these services. This fee is accrued monthly and paid quarterly. Alight Solutions has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.85% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Alight Solutions may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2023, Alight Solutions reimbursed the Fund $0 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Alight for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The Fund’s obligation to reimburse Alight for previously waived expenses is limited to the lesser of (i) the expense cap in effect at the time of reimbursement or (ii) the expense cap in effect at the time that Alight waived the fees and/or bore the expenses subject to recoupment. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the year ended December 31, 2023, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

On December 31, 2023, reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	2024	2025	2026
Alight Money Market Fund	$8,338,001	$2,198,801	$–

Alight Solutions and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Alight Solutions pays BAL a fee equal to 0.015% of the average daily net assets of the Fund.

Alight Financial Solutions, LLC (“AFS”), an affiliate of Alight Solutions, serves as the Distributor of the Fund. AFS does not receive a fee from the Fund for its distribution services.

AFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, AFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through AFS. In addition, AFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays AFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets. This fee is accrued monthly and paid quarterly. These amounts are included in shareholder service fees on the Statement of Operations.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2023.

As of December 31, 2023, the tax year-end of the Fund, the components of net distributable earnings (losses) on a tax basis consisted of undistributed ordinary income of $63,712 and capital and other losses of $3,589, for net accumulated earnings of $60,123.

The tax character of distributions paid during 2023 for the Fund was ordinary income of $37,205,360.

As of December 31, 2023, the tax year-end of the Fund, the Fund had $3,589 tax basis net capital loss carryforward.

During the year ended, December 31, 2023, the Fund utilized $7,859 of its capital loss carryforward.

Management has reviewed the tax positions as of December 31, 2023, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2023. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (concluded)

6.	Principal Risks

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio, which is a series of the MIP. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. As a result, the Fund’s investment results will correspond directly to the investment results of the Portfolio. The Fund has a similar investment objective and substantially similar investment policies as the Portfolio and therefore is subject generally to the same risks as the Portfolio.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

7.	Capital Share Transactions

As of December 31, 2023, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Year Ended 12/31/23		Year Ended 12/31/22
	Shares	Amounts	Shares	Amounts
Shares sold	336,402,376	$336,402,376	566,971,955	$566,971,955
Shares issued in reinvestment of dividends	37,344,839	37,344,839	10,034,715	10,034,715
Shares redeemed	(461,069,982)	(461,069,982)	(408,323,700)	(408,323,700)

Net increase (decrease)	(87,322,767)	$(87,322,767)	168,682,970	$168,682,970

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Alight Series Trust and Shareholders of Alight Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Alight Money Market Fund (the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the accounting agent of the Treasury Money Market Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2024

We have served as the auditor of one or more Alight Series Trust investment companies since 2002.

ALIGHT MONEY MARKET FUND

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2023. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (sec.gov).

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http//:www.blackrock.com; and (3) on the SEC’s website at http//:www.sec.gov.

ALIGHT MONEY MARKET FUND

TRUSTEES AND OFFICERS INFORMATION LIST (Unaudited)

Name, Address and Year of Birth	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held

Disinterested Trustees(a)

Jonathan Sohn, 51 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Trustee, since February, 2019	Chief Financial Officer of Ascension Wisconsin (2016-present).	Director, Zoological Society of Milwaukee (2013-present).

John Oliverio, 71 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Medical Group, July 2006 to Present; Director, Wheaton Franciscan Ministries, Inc., January 1998 to 2016; Director, United Health System, September 1998 to 2016; Director, Wheaton Franciscan Healthcare-Southeast Wisconsin, July 2006 to 2016; Director, Wheaton Franciscan Healthcare Iowa, October 2009 to 2016; Director, Catholic Theological Union, July 2009 to Present; Director, Covenant Health System, June 2011 to Present.

Name, Address and Year of Birth	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held

Interested Trustees(b) and Officers

Jeremy Fritz, 47 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	President and Trustee, since August, 2016	Chief Executive Officer, Alight Financial Advisors LLC (2013-present); Chief Operating Officer, Alight Financial Solutions LLC (2013-present), Director of Client Services/ Branch Manager of Alight Financial Solutions LLC (2006-present).	None

John Mikowski, 52 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Secretary, since May, 2021	Executive Vice President, Deputy General Counsel, and Assistant Secretary, Alight Solutions.	None

Douglas S. Keith, 58 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005, Chief Compliance Officer, since September, 2013	Chief Financial Officer, Alight Financial Solutions LLC (2006-present).	None

(a)	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
(b)

Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Alight Solutions LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex. Each trustee serves during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or if sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of a successor.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

TREASURY MONEY MARKET MASTER PORTFOLIO

MASTER PORTFOLIO INFORMATION

as of December 31, 2023

PORTFOLIO COMPOSITION

Treasury Money Market Master Portfolio	Percent of Net Assets
Repurchase Agreements	59.4%
U.S. Treasury Obligations	36.9
Other Assets Less Liabilities	3.7

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2023

(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities

U.S. Treasury Obligations – 36.9%
U.S. Treasury Bills(a) 5.49%, 01/04/24 – 05/09/24	$1,061,332	$1,047,190,876
5.40%, 01/11/24 –10/03/24	61,677	60,274,264
5.50%, 01/18/24	213,897	213,357,622
5.39%, 01/25/24 –10/31/24	423,638	409,786,936
5.48%, 01/30/24	93,131	92,737,258
5.54%, 02/06/24 –03/21/24	559,328	555,575,697
5.45%, 02/15/24	146,996	146,024,907
5.51%, 02/22/24	210,904	209,291,424
5.46%, 03/12/24 –05/23/24	770,346	755,844,911
5.52%, 03/14/24	247,711	245,052,120
5.44%, 03/19/24 –05/16/24	1,120,820	1,103,318,122
5.58%, 04/04/24	279,940	276,036,702
5.41%, 04/16/24	182,240	179,433,593
5.57%, 04/18/24	272,072	267,769,671
5.56%, 05/02/24	250,000	245,492,777
5.26%, 06/13/24	202,273	197,671,599
5.35%, 06/20/24	287,703	280,691,714
5.30%, 06/27/24	11,465	11,177,308
5.36%, 08/08/24	96,280	93,296,445
5.42%, 09/05/24	72,200	69,651,027
U.S. Treasury Floating Rate Notes(b)
(3-mo.Treasury money market yield – 0.02%), 5.32%, 01/31/24	112,145	112,144,983
(3-mo.Treasury money market yield – 0.08%), 5.26%, 04/30/24	41,870	41,860,103
(3-mo.Treasury money market yield + 0.04%), 5.37%, 07/31/24	131,721	131,755,880

Security	Par (000)	Value
(3-mo.Treasury money market yield + 0.14%), 5.47%, 10/31/24	$ 177,640	$177,523,781
(3-mo.Treasury money market yield + 0.17%), 5.50%, 04/30/25 –10/31/25	1,626,011	1,625,946,125
(3-mo.Treasury money market yield + 0.13%), 5.46%, 07/31/25	264,520	264,338,682
U.S. Treasury Notes
0.63%, 10/15/24	34,590	33,371,353
1.50%, 10/31/24	35,442	34,382,300

Total Short-Term Securities – 36.9% (Cost: $8,880,998,180)		8,880,998,180

Total Repurchase Agreements – 59.4% (Cost: $14,291,000,000)		14,291,000,000

Total Investments – 96.3% (Cost: $ 23,171,998,180(c))		23,171,998,180

Other Assets Less Liabilities – 3.7%		880,426,146

Net Assets – 100.0%		$24,052,424,326

(a)	Rates are the current rate or a range of current rates as of period end.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2023

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	5.33%		12/29/23	01/02/24	$75,000	$75,000,000	$75,044,417	U.S. Treasury Obligation, 0.13% to 4.38%, due 11/30/25 to 2/15/50	$73,576,100	$76,545,324
Barclays Bank PLC	5.34		12/29/23	01/02/24	600,000	600,000,000	600,356,000	U.S. Treasury Obligation, 2.75%, due 7/31/27 to 8/15/47	692,326,300	612,000,055
BNP Paribas S.A	5.34		12/29/23	01/02/24	125,000	125,000,000	125,074,167	U.S. Treasury Obligation, 0.00% to 4.63%, due 2/28/25 to 11/15/32	130,194,965	127,500,001
	5.34		12/29/23	01/02/24	315,000	315,000,000	315,186,900	U.S. Treasury Obligation, 0.00% to 5.00%, due 1/15/25 to 5/15/50	373,025,400	321,300,043

Total BNP Paribas S.A						$440,000,000				$448,800,044

BofA Securities, Inc.	5.33		12/29/23	01/02/24	5,000	5,000,000	5,002,961	U.S. Treasury Obligation, 0.00%, due 8/15/27 to 11/15/28	5,884,941	5,100,000
Citigroup Global Markets, Inc.(a)	5.33	(b)	12/29/23	01/02/24	200,000	200,000,000	200,118,444	U.S. Treasury Obligation, 0.50% to 1.25%, due 6/30/27 to 6/30/28	313,486,200	204,000,031
	5.33	(b)	12/29/23	01/02/24	150,000	150,000,000	150,088,833	U.S. Treasury Obligation, 0.13% to 2.88%, due 2/15/24 to 5/15/30	160,019,700	153,000,000
	5.33	(b)	12/29/23	01/02/24	225,000	225,000,000	225,133,250	U.S. Treasury Obligation, 0.25% to 2.50%, due 4/30/24 to 7/31/25	233,533,200	229,500,004

Total Citigroup Global Markets, Inc						$575,000,000				$586,500,035

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2023

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Credit Agricole Corp.(a)	5.33%		12/29/23	01/02/24	$50,000 $	50,000,000	$50,029,611	U.S. Treasury Obligation, 1.88% to 2.63%, due 2/15/29 to 2/28/29	$54,416,000	$51,000,036
	5.33		12/29/23	01/02/24	361,000	361,000,000	361,213,792	U.S. Treasury Obligation, 1.63% to 4.63%, due 8/15/24 to 8/15/29	625,725,700	368,220,046
	5.33		12/29/23	01/02/24	75,000	75,000,000	75,044,417	U.S. Treasury Obligation, 1.63%, due 10/31/26	81,533,500	76,500,024

Total Credit Agricole Corp.						$486,000,000				$495,720,106

Federal Reserve Bank of New York .	5.30		12/29/23	01/02/24	11,500,000	11,500,000,000	11,506,772,222	U.S. Treasury Obligation, 0.63% to 4.50%, due 3/31/24 to 5/15/45	12,115,590,500	11,506,772,229
HSBC Securities (USA), Inc.	5.33	(b)	12/29/23	01/02/24	225,000	225,000,000	225,133,250	U.S. Treasury Obligation, 0.00% to 4.38%, due 2/15/25 to 11/15/49	236,145,000	229,500,001
Natixis SA	5.33		12/29/23	01/02/24	25,000	25,000,000	25,014,806	U.S. Treasury Obligation, 0.00% to 4.88%, due 2/08/24 to 11/15/53	31,642,407	25,500,000
	5.33	(b)	12/29/23	01/02/24	100,000	100,000,000	100,059,222	U.S. Treasury Obligation, 0.00% to 4.75%, due 2/08/24 to 11/15/53	112,370,355	102,000,000

Total Natixis SA						$125,000,000				$127,500,000

SG Americas Securities LLC	5.33		12/29/23	01/02/24	80,000	80,000,000	80,047,378	U.S. Treasury Obligation, 4.63%, due 10/15/26	79,693,200	81,600,056

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

December 31, 2023

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
TD Securities (USA) LLC	5.33%	12/29/23	01/02/24	$180,000	$180,000,000	$180,106,600	U.S. Treasury Obligation, 1.38% to 1.75%, due 3/15/25 to 10/31/28	$198,506,400	183,600,029

					$14,291,000,000				$14,353,637,879

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Repurchase Agreements	$–	$14,291,000,000	$–	$14,291,000,000
U.S. Treasury Obligations	–	8,880,998,180	–	8,880,998,180

	$–	$23,171,998,180	$–	$23,171,998,180

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Treasury Money Market Master Portfolio
ASSETS
Investments, at value – unaffiliated(a)	$8,880,998,180
Cash	1,002,183,968
Repurchase agreements, at value(b)	14,291,000,000
Receivables:
Interest – unaffiliated	29,149,485

Total assets	24,203,331,633

LIABILITIES
Payables:
Investments purchased	149,374,511
Investment advisory fees	1,419,666
Trustees’ fees	52,944
Professional fees	60,186

Total liabilities	150,907,307

Commitments and contingent liabilities
NET ASSETS	$24,052,424,326

NET ASSETS CONSIST OF
Investors’ capital	$24,052,424,326

NET ASSETS	$24,052,424,326

(a) Investments, at cost – unaffiliated	$8,880,998,180

(b) Repurchase agreements, at cost	$14,291,000,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Year Ended December 31, 2023

Treasury Money Market Master Portfolio
INVESTMENT INCOME
Interest – unaffiliated	$1,096,347,726

Total investment income	1,096,347,726

EXPENSES
Investment advisory	21,590,158
Trustees	178,181
Professional	19,402
Miscellaneous	3,634

Total expenses	21,791,375
Less:
Fees waived and/or reimbursed by the Manager	(6,674,724)

Total expenses after fees waived and/or reimbursed	15,116,651

NET INVESTMENT INCOME	1,081,231,075

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments – unaffiliated	179,524

179,524

Net realized and unrealized gain	179,524

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,081,410,599

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Treasury Money Market Master Portfolio
	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,081,231,075	$303,696,325
Net realized gain (loss)	179,524	(215,219)

Net increase in net assets resulting from operations	1,081,410,599	303,481,106

CAPITAL TRANSACTIONS
Proceeds from contributions	376,392,286,394	392,420,697,296
Value of withdrawals	(373,365,552,461)	(397,324,622,000)

Net increase (decrease) in net assets derived from capital transactions	3,026,733,933	(4,903,924,704)

NET ASSETS
Total increase (decrease) in net assets	4,108,144,532	(4,600,443,598)
Beginning of year	19,944,279,794	24,544,723,392

End of year	$24,052,424,326	$19,944,279,794

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Treasury Money Market Master Portfolio
	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total Return
Total return	5.10%	1.60%	0.03%	0.45%	2.17%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.06%	0.07%	0.07%

Net investment income	5.01%	1.59%	0.01%	0.37%	2.12%

Supplemental Data
Net assets, end of year (000)	$24,052,424	$19,944,280	$24,544,723	$21,158,682	$13,699,249

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to one series of MIP: Treasury Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio is classified as diversified.

The Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to discretionary liquidity fees.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	Significant Accounting Policies

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

recorded until the maturity of the security. The Master Portfolio seeks to maintain the net asset value (“NAV”) per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of the Master Portfolio’s net assets through June 30, 2024. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2023, the amount waived was $6,477,141.

The Manager and BAL have also voluntarily agreed to waive a portion of their respective investment advisory and administration fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. For the year ended December 31, 2023, there were no fees waived and/or reimbursed by the Manager under this agreement.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2024. These amounts waived are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2023, the amounts waived were $197,583.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2023, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

6.	Income Tax Information

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

7.	Principal Risks

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Master Portfolio’s operations and return potential.

Certain affiliates indirectly invest in the Master Portfolio through the SL Agency Shares of BlackRock Cash Funds. As of period end, these affiliated investors represent a significant portion of the net assets of the Master Portfolio.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (concluded)

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Master Portfolio’s performance.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and

Investors of Treasury Money Market Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Treasury Money Market Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Independent Trustees(a)

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 166 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management from 2016 to 2018; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, Commonfund since 2023.	28 RICs consisting of 166 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Senior advisor, Insignia since 2024; Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	28 RICs consisting of 166 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION – (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Independent Trustees(a) – (continued)

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 166 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Pioneer Public Interest Law Center since 2023; Director, Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 166 Portfolios	None

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 166 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021.

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	28 RICs consisting of 166 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION – (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Independent Trustees(a) – (continued)

Donald C. Opatrny 1952	Trustee (Since 2019)	Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; Member of Affordable Housing Supply Board of Jackson, Wyoming from 2017 to 2022; Member, Investment Funds Committee, State of Wyoming from 2017 to 2023; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.	28 RICs consisting of 166 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	28 RICs consisting of 166 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION – (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Independent Trustees(a) – (concluded)

Claire A. Walton 1957	Trustee (Since 2016)	Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC from 2003 to 2023; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.	28 RICs consisting of 166 Portfolios	None

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Interested Trustees(a)(d)

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	97 RICs consisting of 268 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	99 RICs consisting of 270 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

TREASURY MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION – (concluded)

(c)

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Trustees(a)

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Portfolio Management Group since 2022; Member of BlackRock’s Global Operating Committee since 2022; Head of Portfolio Management in BlackRock’s Financial Markets Advisory Group within BlackRock Solutions from 2008 to 2015; Co-Head of BlackRock Solutions’ Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed Income within BlackRock’s Risk & Quantitative Analysis Group.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)	Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed- Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (888) 204-3956.

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust/MIP.

Alight Series Trust

Alight Money Market Fund

Annual Report

December 31, 2023

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees

$35,175 and $35,175 are the aggregate fees billed for the 2022 and 2023 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)   Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c)   Tax Fees

$5,500 and $5,500 are the aggregate fees billed for the 2022 and 2023 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d)   All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Alight and any entity controlling, controlled by, or under common control with Alight that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. .

(f) No disclosures are required by this Item 4(f).

(g) $5,500 and $5,500 are the aggregate non-audit fees billed for the 2022 and 2023 fiscal years respectively for services rendered by the principal accountant to the registrant.

$12,741,194 and $11,032,538 are the aggregate non-audit fees billed for the 2022 and 2023 fiscal years respectively for services rendered by the principal accountant to Alight Solutions, LLC, the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Alight Solutions, LLC, the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) No disclosures are required by this Item 4(j).

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1) Exhibit 99.CODE ETH

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii) Exhibit 99.CERT

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b) Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date March 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date March 4, 2024

By:	/s/ Douglas S. Keith
Douglas S. Keith

Treasurer, Chief Financial Officer and Chief Compliance Officer

Date March 4, 2024